SCHEDULE OF MINERAL RIGHTS (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payments received under earn-in agreement				$ (100)	$ (75)
Impairment			$ (752)		(752)
Mineral Rights Platosa Mexico [Member]
IfrsStatementLineItems [Line Items]
Cost				3,665	3,721	$ 3,721
Accumulated amortization				(3,472)	(2,917)	(2,917)
Opening net book value				193	804	804
Additions
Payments received under earn-in agreement
Depletion and amortization				(172)		(219)
Impairment	[1]					(385)
Exchange differences				(5)		(7)
Closing net book value		16		16		193
Cost		3,556		3,556		3,665
Accumulated amortization and impairment		(3,540)		(3,540)		(3,472)
Mineral Rights Silver City Germany [Member]
IfrsStatementLineItems [Line Items]
Cost				1,035	587	587
Accumulated amortization
Opening net book value				1,035	587	587
Additions				601		459
Payments received under earn-in agreement
Depletion and amortization
Impairment	[1]
Exchange differences				(83)		(11)
Closing net book value		1,553		1,553		1,035
Cost		1,553		1,553		1,035
Accumulated amortization and impairment
Mineral Rights Kilgore Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost				13,756	13,756	13,756
Accumulated amortization
Opening net book value				13,756	13,756	13,756
Additions
Payments received under earn-in agreement
Depletion and amortization
Impairment	[1]
Exchange differences
Closing net book value		13,756		13,756		13,756
Cost		13,756		13,756		13,756
Accumulated amortization and impairment
Mineral Rights Oakley Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost				5,289	5,364	5,364
Accumulated amortization
Opening net book value				5,289	5,364	5,364
Additions
Payments received under earn-in agreement				(100)		(75)
Depletion and amortization
Impairment	[1]
Exchange differences
Closing net book value		5,189		5,189		5,289
Cost		5,189		5,189		5,289
Accumulated amortization and impairment
Total [Member]
IfrsStatementLineItems [Line Items]
Cost				23,745	23,428	23,428
Accumulated amortization				(3,472)	(2,917)	(2,917)
Opening net book value				20,273	$ 20,511	20,511
Additions				601		459
Payments received under earn-in agreement				(100)		(75)
Depletion and amortization				(172)		(219)
Impairment	[1]					(385)
Exchange differences				(88)		(18)
Closing net book value		20,514		20,514		20,273
Cost		24,054		24,054		23,745
Accumulated amortization and impairment		$ (3,540)		$ (3,540)		$ (3,472)

[1]	Refer to Note 4 – mineral rights related to the Platosa Mine were included in the Platosa Mine CGU tested for impairment at December 31, 2021. An impairment of $385 was recorded.